Impairments (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	kr 0		kr (52)
Reserves applied to cover established credit losses			49
Recovered credit losses	4	kr 13	1
Net credit losses	(585)	(34)	41
Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(256)	(5)	13
Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	1	1	2
Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses			(52)
Reserves applied to cover established credit losses			49
Recovered credit losses	4	12	1
Net credit losses	(304)	(26)	25
Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Recovered credit losses		1
Net credit losses	(26)	(4)	1
12-month expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(36)	(38)	60
12-month expected credit losses | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	1	(9)	7
12-month expected credit losses | Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	1	1	2
12-month expected credit losses | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(34)	(26)	50
12-month expected credit losses | Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(4)	(4)	1
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(40)	6	29
Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	3	4	6
Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	0	0	0
Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(22)	3	23
Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(21)	(1)	0
Lifetime expected credit losses | Financial instruments credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(513)	(15)	(46)
Lifetime expected credit losses | Financial instruments credit-impaired | Loans in the form of interest-bearing securities
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(260)
Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(252)	(15)	(46)
Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	kr (1)	kr 0	kr 0